Condensed Statement of Cash Flows - USD ($)		3 Months Ended	4 Months Ended		6 Months Ended		12 Months Ended
	Feb. 25, 2026	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2024	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Cash Flows from Operating Activities:
Net loss	$ (33,697)	$ 54,050	$ (11,199)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account		(238,468)	(238,468)
General and administrative expenses paid through issuance of Class B ordinary shares to Sponsor	25,000
Changes in operating liabilities:
Prepaid expenses			(235,857)
Accounts payable and accrued expenses			55,587
Accrued expenses	8,697
Net cash used in operating activities	0		(429,937)
Cash Flows from Investing Activities
Cash deposited in Trust Account			(75,000,000)
Net cash used in investing activities			(75,000,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B ordinary shares to Sponsor			25,000
Proceeds from Promissory Note - Sponsor			300,000
Repayment of Promissory Note - Sponsor			(300,000)
Proceeds received from Initial Public Offering of Public Shares, net of underwriting commissions			75,000,000
Proceeds from the sale of Private Placement Shares		2,750,000	2,750,000
Payment of offering costs			(1,512,251)
Net cash provided by financing activities			76,262,749
Net Change in Cash	0		832,812
Cash – beginning of the period	0		0
Cash – end of the period	0	832,812	832,812		$ 832,812
Supplemental disclosure of non-cash investing and financing activities:
Deferred underwriting fee payable			2,250,000
Remeasurement of Class A ordinary shares subject to possible redemption to redemption value		(4,000,719)	4,000,719
Deferred offering costs included in accrued offering costs	128,033
General and administrative costs paid by Sponsor in exchange for issuance of Class B ordinary shares	$ 25,000
OHB Pediatrics Ltd [Member]
Cash Flows from Operating Activities:
Net loss				$ (357,000)	(13,507,000)	$ (2,958,000)	$ (15,650,000)
Changes in operating liabilities:
Prepaid expenses				(14,000)	(364,000)	(218,000)	(1,214,000)
Accounts payable and accrued expenses				230,000	5,253,000	163,000	1,298,000
Prepaid taxes				0	(187,000)	(204,000)	(226,000)
Deposits				0	(2,963,000)	(43,000)	(43,000)
Net cash used in operating activities				(141,000)	(11,768,000)	(3,260,000)	(15,835,000)
Cash Flows from Financing Activities:
Payments by Parent Co. on behalf of OHB Pediatrics, Ltd.				141,000	7,301,000	3,260,000	15,835,000
Payments of deferred offering costs					(441,000)	0
Net cash provided by financing activities				141,000	38,750,000	3,260,000	15,835,000
Net Change in Cash				0	26,982,000	0	0
Cash – beginning of the period				0	0	0	0
Cash – end of the period		$ 26,982,000	$ 26,982,000	0	26,982,000	0	0
Supplemental disclosure of non-cash investing and financing activities:
Issuance of shares				$ 0			$ 15,976,000
Non-cash recognition of deferred offering costs					251,000	0
OHB Pediatrics Ltd [Member] | Series A Redeemable Preferred Stock [Member]
Cash Flows from Financing Activities:
Proceeds received from issuance of Series A redeemable convertible preferred stock, net					$ 31,890,000	$ 0